Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table presents our income tax (benefit) expense by significant tax jurisdiction for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Deferred tax (benefit) expense, excluding the net change in valuation allowance
Ireland	$25,648	$(26,968)	$(31,387)
United States	10,111	7,566	6,180
Other	(13,229)	2,076	(707)
	22,530	(17,326)	(25,914)
Deferred tax (benefit) expense related to the net change in valuation allowance
Ireland	5,621	3,128	1,882
United States	(24,669)	109	12,085
Other	(13,068)	8,184	(8,935)
	(32,116)	11,421	5,032
Current tax (benefit) expense
Ireland	(159,730)	160,866	—
United States	1,617	1,198	3,016
Other	3,602	6,378	635
	(154,511)	168,442	3,651
Income tax (benefit) expense	$(164,097)	$162,537	$(17,231)

Schedule of Effective Income Tax Rate Reconciliation
The following table provides a reconciliation of the income tax (benefit) expense at the domestic statutory income tax rate in Ireland, where the Company is tax resident, to income tax (benefit) expense for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022		2021		2020
Income tax (benefit) expense at statutory income tax rate of 12.5%	$(125,303)		$143,490		$(39,327)

Permanent differences and other items	(14,450)	(a)	14,133	(b)	22,486	(c)
Foreign income tax rate differential	(24,344)		4,914		(390)
	(38,794)		19,047		22,096
Income tax (benefit) expense	$(164,097)		$162,537		$(17,231)

(a)The 2022 permanent differences and other items included the following tax-effected amounts: a valuation allowance change in respect of Irish, U.S. and certain other jurisdictions’ deferred tax assets of $14.9 million (excluding the foreign tax rate differential) and other items of $0.4 million.
(b)The 2021 permanent differences and other items included the following tax-effected amounts: non-deductible expenses of $19.1 million, non-taxable income of $18.9 million, a valuation allowance change in respect of U.S., Dutch and Irish tax losses of $6.5 million and other items of $7.4 million.
(c)The 2020 permanent differences included non-deductible goodwill impairment, non-deductible interest, non-deductible share-based compensation in Ireland, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
Schedule of Global Tax Activities
The following tables present our foreign income tax rate differential by significant tax jurisdiction for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31, 2022
	(Loss) income before income taxes	Local statutory income tax rate (a)	Variance to Irish statutory income tax rate of 12.5%	Foreign income tax rate differential (b)
Tax jurisdiction
Ireland	$(935,044)	12.5%	—	$—
United States	(61,625)	21.0%	8.5%	(5,238)
Other	(121,432)	28.2%	15.7%	(19,106)
Taxable loss adjusted for temporary differences	$(1,118,101)			$(24,344)
Permanent differences (c)	115,681
Loss before income taxes and income of investments accounted for under the equity method	$(1,002,420)

	Year Ended December 31, 2021
	Income (loss) before income taxes	Local statutory income tax rate (a)	Variance to Irish statutory income tax rate of 12.5%	Foreign income tax rate differential (b)
Tax jurisdiction
Ireland	$1,201,968	12.5%	—	$—
United States	42,253	21.0%	8.5%	3,592
Other	22,274	18.4%	5.9%	1,322
Taxable income adjusted for temporary differences	$1,266,495			$4,914
Permanent differences (d)	(118,578)
Income before income taxes and income of investments accounted for under the equity method	$1,147,917

	Year Ended December 31, 2020
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$(160,739)	12.5%	—	$—
United States	101,339	21.0%	8.5%	8,614
Other	(75,332)	24.5%	12.0%	(9,004)
Taxable loss	$(134,732)			$(390)
Permanent differences (e)	(179,886)
Loss before income taxes and income of investments accounted for under the equity method	$(314,618)

(a)The local statutory income tax rate for the other jurisdictions is a weighted average that considers jurisdictions with positive and negative (loss) income before taxes.
(b)The foreign income tax rate differential is primarily caused by our operations in countries with a higher or lower statutory income tax rate than the statutory income tax rate in Ireland.
(c)The 2022 permanent differences included other permanent differences of $3.7 million.
(d)The 2021 permanent differences included non-deductible expenses of $152.8 million, non-taxable income of $151.2 million and other permanent differences of $116.9 million.
(e)The 2020 permanent differences included non-deductible goodwill impairment, non-deductible interest, non-deductible share-based compensation in Ireland, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

Schedule of Deferred Tax Assets and Liabilities
The following tables provide details regarding the principal components of our deferred tax liabilities and assets by significant jurisdiction as of December 31, 2022 and 2021:

	As of December 31, 2022
	Ireland	United States	Other	Total
Flight equipment	$(3,315,574)	$(47,505)	$(4,290)	$(3,367,369)
Intangibles	(295,480)	17,268	1	(278,211)
Accrued maintenance liability	(11,451)	1,179	1,432	(8,840)
Associated companies	—	(3,973)	—	(3,973)
Deferred losses on sale of assets	—	13,509	—	13,509
Valuation allowance	(16,285)	(87,509)	(16,167)	(119,961)
Operating loss and tax credit carryforwards	1,828,473	140,970	33,449	2,002,892
Other	(222,308)	109	388	(221,811)
Net deferred tax (liabilities) assets	$(2,032,625)	$34,048	$14,813	$(1,983,764)

	As of December 31, 2021
	Ireland	United States	Other	Total
Flight equipment	$(3,091,396)	$214,404	$(7,103)	$(2,884,095)
Intangibles	(390,846)	(7,092)	—	(397,938)
Accrued maintenance liability	(20,286)	292	—	(19,994)
Obligations under capital leases and debt obligations	(2,079)	(178,299)	—	(180,378)
Associated companies	—	(10,507)	—	(10,507)
Deferred losses on sale of assets	—	17,079	—	17,079
Valuation allowance	(10,664)	(112,177)	(29,236)	(152,077)
Operating loss and tax credit carryforwards	1,726,510	87,199	27,314	1,841,023
Other	(185,787)	9,863	(848)	(176,772)
Net deferred tax (liabilities) assets	$(1,974,548)	$20,762	$(9,873)	$(1,963,659)

Summary of Valuation Allowance
The following table presents the movements in the valuation allowance for deferred tax assets during the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Valuation allowance at beginning of period	$152,077	$79,393
GECAS Transaction	—	61,263
(Decrease) Increase of allowance included in income tax expense	(32,116)	11,421
Valuation allowance at end of period	$119,961	$152,077